As filed with the Securities and Exchange Commission on August 14, 2023

File No. 333-146680

File No. 811-22132

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 115	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 117	☒
(Check appropriate box or boxes)

ABRDN FUNDS

(Exact Name of Registrant as Specified in Charter)

1900 Market Street, Suite 200
Philadelphia, PA 19103

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 866-667-9231

Lucia Sitar, Esq.

c/o abrdn Inc.

1900 Market Street, Suite 200

Philadelphia, PA 19103

(Name and Address of Agent for Service)

Copy to:

Thomas C. Bogle, Esq.

Dechert LLP

1900 K Street, NW

Washington, DC 20006-1110

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on August 18, 2023 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 115 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 117 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of abrdn Funds (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until August 18, 2023, the effectiveness of the registration statement for the Registrant filed in Post-Effective Amendment No. 114 on June 16, 2023, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 115 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 114 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 115 to be signed on its behalf by the undersigned, duly authorized, in the City of Philadelphia, and the Commonwealth of Pennsylvania on the 14th day of August, 2023.

abrdn Funds
Registrant

By:	/s/ Alan Goodson
Alan Goodson
President of abrdn Funds

Pursuant to the requirements of the Securities Act, this registration statement has been signed by the following persons in the capacities and on the date indicated.

	Name	Title	Date

	/s/ Alan Goodson	President and Chief Executive Officer	August 14, 2023
Alan Goodson

	/s/ Michael Marsico	Treasurer, Chief Financial Officer and Principal Accounting Officer	August 14, 2023
Michael Marsico

	/s/ P. Gerald Malone(1)	Chairman of the Board	August 14, 2023
P. Gerald Malone

	/s/ Warren C. Smith(1)	Trustee	August 14, 2023
Warren C. Smith

	/s/ Rahn K. Porter(1)	Trustee	August 14, 2023
Rahn K. Porter

	/s/ Stephen Bird(1)	Trustee	August 14, 2023
Stephen Bird

	/s/ Radhika Ajmera(1)	Trustee	August 14, 2023
Radhika Ajmera

	/s/ Steven N. Rappaport(1)	Trustee	August 14, 2023
Steven N. Rappaport

By:	/s/ Lucia Sitar
Lucia Sitar
Attorney In Fact

(1)             Pursuant to a power of attorney.